Related Party Transactions Disclosure: Schedule of Transactions with Related Parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Transactions with related parties	$ 119,268	$ 50,193	$ 93,314	$ 353,826
Management fees incurred the CEO
Transactions with related parties	6,000	21,600	27,600	43,200
Management fees incurred to the CFO
Transactions with related parties	13,500	6,000	12,000	12,000
Consulting fees incurred to the VP of Technology and Operations
Transactions with related parties	22,337	$ 22,593	45,291	49,336
Consulting fees incurred to a company controlled by our COO
Transactions with related parties	77,378
Royalty incurred to the company of which the COO is a director of
Transactions with related parties	$ 53
Interest accrued on shareholder loans
Transactions with related parties			8,423	15,312
Financing expenses incurred with major shareholder
Transactions with related parties			$ 0	$ 233,978